Corporate Bonds Issuance - Summary of Corporate Bond Liabilities (Parenthetical) (Detail)	Apr. 09, 2018 ARS ($)	May 08, 2017 USD ($)	Nov. 04, 2016 USD ($)	Dec. 31, 2018 ARS ($)	Oct. 17, 2018 ARS ($)	Jul. 09, 2018 ARS ($)	Apr. 27, 2018 USD ($)	May 08, 2017 ARS ($)	Apr. 28, 2017 USD ($)	Jan. 01, 2017 USD ($)	Jan. 01, 2017 ARS ($)	Apr. 26, 2016 USD ($)
Subordinated Resettable - Class A [member]
Disclosure of external credit grades [line items]
Corporate bond fixed rate			6.75%
Corporate bond face value			$ 400,000,000								$ 11,749,101,000
Corporate bonds benchmark reset rate			5.463%
Subordinated Resettable - Class A [member] | Maximum Average Term [member]
Disclosure of external credit grades [line items]
Corporate bond face value									$ 1,500,000,000			$ 1,000,000,000
Non subordinated - Class B [member]
Disclosure of external credit grades [line items]
Corporate bond face value		$ 300,000,000		$ 3,243,097,000				$ 4,620,570,000
Corporate bond fixed rate		17.50%
Corporate bond face value				$ 147,955,000	$ 1,229,518,000
Non subordinated - class C [member]
Disclosure of external credit grades [line items]
Corporate bond face value						$ 2,690,500,000
Corporate bond face value	$ 3,207,500,000					$ 517,000,000				$ 150,000,000
Applicable margin rate	3.50%
Non subordinated - class C [member] | Maximum Average Term [member]
Disclosure of external credit grades [line items]
Corporate bond face value							$ 2,500,000,000